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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Chesapeake Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B, Dover, DE 19901
(Name and Address of Agent for Service)

With a copy to:

Simon H. Berry

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

and

John H. Lively, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2019

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
July 31, 2019 (Unaudited)

Common Stocks - 88.7%	Shares	Value
Communication Services - 15.2%
Entertainment - 7.5%
Spotify Technology S.A. *	6,466	$1,001,842
Take-Two Interactive Software, Inc. *	8,648	1,059,553
Walt Disney Company (The)	5,113	731,210
		2,792,605
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class C *	1,467	1,784,870
Facebook, Inc. - Class A *	5,530	1,074,092
		2,858,962
Consumer Discretionary - 14.6%
Hotels, Restaurants & Leisure - 1.6%
Vail Resorts, Inc.	2,450	603,974

Household Durables - 0.8%
Sony Corporation - ADR	5,559	316,085

Internet & Direct Marketing Retail - 9.0%
Alibaba Group Holding Ltd. - ADR *	5,330	922,676
Amazon.com, Inc. *	832	1,553,161
Stitch Fix, Inc. - Class A *	10,911	284,559
Uber Technologies, Inc. *	14,280	601,759
		3,362,155
Specialty Retail - 1.0%
Five Below, Inc. *	3,038	356,843

Textiles, Apparel & Luxury Goods - 2.2%
lululemon athletica, inc. *	4,244	810,986

Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
EOG Resources, Inc.	9,777	839,355
Pioneer Natural Resources Company	6,649	917,828
		1,757,183
Financials - 7.3%
Banks - 7.3%
Bank of America Corporation	63,846	1,958,795
Citigroup, Inc.	10,427	741,986
		2,700,781

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 88.7% (Continued)	Shares	Value
Health Care - 13.4%
Biotechnology - 3.3%
Insmed, Inc. *	14,850	$325,958
Vertex Pharmaceuticals, Inc. *	5,460	909,745
		1,235,703
Health Care Equipment & Supplies - 2.7%
DexCom, Inc. *	3,004	471,238
Intuitive Surgical, Inc. *	1,048	544,446
		1,015,684
Health Care Providers & Services - 5.8%
Humana, Inc.	7,211	2,139,864

Life Sciences Tools & Services - 1.6%
Illumina, Inc. *	1,964	587,982

Industrials - 6.1%
Aerospace & Defense - 6.1%
Boeing Company (The)	1,463	499,146
L3Harris Technologies, Inc.	5,278	1,095,713
Lockheed Martin Corporation	1,820	659,150
		2,254,009
Information Technology - 23.1%
IT Services - 9.8%
FleetCor Technologies, Inc. *	1,108	314,860
Mastercard, Inc. - Class A	7,266	1,978,314
PayPal Holdings, Inc. *	3,950	436,080
Square, Inc. - Class A *	11,643	936,214
		3,665,468
Semiconductors & Semiconductor Equipment - 1.7%
NXP Semiconductors N.V.	6,046	625,096

Software - 9.2%
Five9, Inc. *	10,584	522,532
Q2 Holdings, Inc. *	6,422	512,925
RealPage, Inc. *	5,742	358,760
salesforce.com, inc. *	11,412	1,763,154
Slack Technologies, Inc. - Class A *	7,680	256,666
		3,414,037
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	4,196	893,916

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 88.7% (Continued)	Shares	Value
Materials - 4.3%
Chemicals - 1.3%
Sherwin-Williams Company (The)	916	$469,945

Construction Materials - 3.0%
Vulcan Materials Company	8,216	1,136,683

Total Common Stocks (Cost $31,894,129)		$32,997,961

Money Market Funds - 10.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.19% (a) (Cost $3,926,656)	3,926,656	$3,926,656

Total Investments at Value - 99.3% (Cost $35,820,785)		$36,924,617

Other Assets in Excess of Liabilities - 0.7%		281,004

Total Net Assets - 100.0%		$37,205,621

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2019.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund

Notes to Schedule of Investments

July 31, 2019 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities, including common stocks and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$32,997,961	$-	$-	$32,997,961
Money Market Funds	3,926,656	-	-	3,926,656
Total	$36,924,617	$-	$-	$36,924,617

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any Level 2 or Level 3 securities or derivative instruments as of or during the period ended July 31, 2019.

The Chesapeake Growth Fund

Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2019:

Cost of portfolio investments	$35,931,337

Gross unrealized appreciation	$2,484,748
Gross unrealized depreciation	(1,491,468)

Net unrealized appreciation	$993,280

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	August 21, 2019

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	August 21, 2019